CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Real estate investments, at cost:
Land	$ 249,541,000	$ 25,624,000
Buildings, fixtures and improvements	1,336,726,000	161,925,000
Acquired intangible lease assets	212,223,000	21,777,000
Total real estate investments, at cost	1,798,490,000	209,326,000
Less: accumulated depreciation and amortization	(56,110,000)	(15,340,000)
Total real estate investments, net	1,742,380,000	193,986,000
Investment securities, at fair value	156,873,000	19,331,000
Investment securities, at fair value	41,654,000	0
Restricted cash	1,108,000	0
Prepaid expenses and other assets	7,416,000	2,050,000
Receivable for issuance of common stock	0	969,000
Deferred Costs	15,356,000	3,424,000
Assets Held-for-sale, at Carrying Value	665,000	1,818,000
Assets	1,965,452,000	221,578,000
LIABILITIES AND EQUITY
Mortgage notes payable	265,118,000	35,320,000
Secured revolving credit facilities	124,604,000	42,407,000
Derivatives, at fair value	3,830,000	98,000
Accounts payable and accrued expenses	9,459,000	1,574,000
Deferred rent and other liabilities	4,336,000	887,000
Distributions payable	9,946,000	504,000
Total liabilities	417,293,000	80,790,000
Common stock, $0.01 par value, 240,000,000 shares authorized, 179,167,112 and 17,162,016 issued and outstanding at December 31, 2012 and December 31, 2011, respectively	1,792,000	172,000
Additional Paid in Capital	1,653,900,000	144,230,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	(3,934,000)	(98,000)
Retained Earnings (Accumulated Deficit)	(120,072,000)	(7,218,000)
Stockholders' Equity Attributable to Parent	1,531,694,000	137,086,000
Stockholders' Equity Attributable to Noncontrolling Interest	16,465,000	3,702,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,548,159,000	140,788,000
Liabilities and Equity	1,965,452,000	221,578,000
Series A Preferred Stock [Member]
LIABILITIES AND EQUITY
Series A convertible preferred stock, $0.01 par value, 545,454 and 0 shares (liquidation preference $11.00 per share) authorized, issued and outstanding at December 31, 2012 and 2011, respectively	5,000	0
Series B Preferred Stock [Member]
LIABILITIES AND EQUITY
Series A convertible preferred stock, $0.01 par value, 545,454 and 0 shares (liquidation preference $11.00 per share) authorized, issued and outstanding at December 31, 2012 and 2011, respectively	$ 3,000